Schedule of Investments (unaudited) March 31, 2019	LifePath Dynamic 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(f) — 94.6%

Equity Funds — 69.6%
Active Stock Master Portfolio	$19,818,214	$19,818,214
BlackRock Advantage Emerging Markets Fund — Class K(a)	324,476	3,381,037
BlackRock Tactical Opportunities Fund — Class K	105,466	1,461,753
International Tilts Master Portfolio	$6,276,124	6,276,124
iShares Edge MSCI Multifactor International ETF	36,524	961,677
iShares Edge MSCI Multifactor USA ETF	31,447	975,800
iShares MSCI EAFE Small-Cap ETF(b)	24,627	1,414,575

		34,289,180

Fixed Income Funds — 19.0%
CoreAlpha Bond Master Portfolio	$6,404,235	6,404,235
iShares TIPS Bond ETF	13,444	1,520,226
Master Total Return Portfolio	$1,435,884	1,435,884

		9,360,345

Short-Term Securities — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)	1,680,263	1,680,935
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)	1,279,557	1,279,557

		2,960,492

Total Affiliated Investment Companies — 94.6% (Cost — $43,297,264)		46,610,017

Common Stocks — 8.9%

Capital Markets — 0.0%
Centuria Capital Group	8,945	8,892

Equity Real Estate Investment Trusts (REITs) — 6.6%
Activia Properties, Inc.	11	45,698
Alexandria Real Estate Equities, Inc.	724	103,214
alstria office REIT-AG	1,770	28,809
American Homes 4 Rent, Class A	1,620	36,807
Ascendas Real Estate Investment Trust	28,200	60,613
Assura PLC	34,887	26,082
AvalonBay Communities, Inc.	687	137,902
Big Yellow Group PLC	2,489	32,161
Boston Properties, Inc.	894	119,689
Canadian Apartment Properties REIT	1,290	49,588
Capital & Regional PLC	53,456	17,719
CareTrust REIT, Inc.	5,079	119,153
Comforia Residential REIT, Inc.	10	27,396
Crown Castle International Corp.	170	21,760
CyrusOne, Inc.	928	48,664
Daiwa House REIT Investment Corp.	26	57,678

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Derwent London PLC	579	$24,321
Douglas Emmett, Inc.	540	21,827
EPR Properties	1,127	86,666
Equinix, Inc.	70	31,721
Equity Residential(b)	1,133	85,338
Extra Space Storage, Inc.(b)	785	79,999
Federal Realty Investment Trust	432	59,551
Gecina SA	279	41,272
GLP J-REIT	31	33,201
Highwoods Properties, Inc.	989	46,266
Host Hotels & Resorts, Inc.	6,047	114,288
Hudson Pacific Properties, Inc.	952	32,768
Hulic REIT, Inc.	17	28,969
Ichigo Office REIT Investment	24	22,997
Invincible Investment Corp.	61	29,850
Invitation Homes, Inc.(b)	1,254	30,510
Japan Rental Housing Investments, Inc.	31	24,683
Kenedix Office Investment Corp.	7	48,599
Land Securities Group PLC	1,024	12,192
Link REIT	7,500	87,808
Mitsui Fudosan Logistics Park, Inc.	9	28,807
Prologis, Inc.	2,147	154,477
PRS REIT PLC(b)	16,802	21,577
Regency Centers Corp.	1,178	79,503
Rexford Industrial Realty, Inc.	2,220	79,498
RioCan Real Estate Investment Trust	3,609	71,486
Scentre Group	25,560	74,612
Segro PLC	6,461	56,715
Simon Property Group, Inc.	1,048	190,956
SL Green Realty Corp.	234	21,041
Spirit Realty Capital, Inc.	1,526	60,628
STAG Industrial, Inc.	712	21,111
Stockland	4,002	10,947
Sun Communities, Inc.	743	88,060
UDR, Inc.	1,981	90,056
Unibail-Rodamco-Westfield	578	94,753
Ventas, Inc.	1,562	99,671
VEREIT, Inc.	5,075	42,478
VICI Properties, Inc.	2,472	54,087
Welltower, Inc.	269	20,875

		3,237,097

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	253	21,027

1

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	169	$21,140

		42,167

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	20,697	20,500

Interactive Media & Services — 0.1%
NEXTDC Ltd.(a)	7,247	32,548

IT Services — 0.1%
GDS Holdings Ltd. — ADR(a)	985	35,155

Real Estate Management & Development — 1.9%
Aedas Homes SAU(a)(e)	819	20,888
Aveo Group	3,808	5,331
Castellum AB	1,700	32,989
China Vanke Co. Ltd., Class H	13,393	56,370
City Developments Ltd.	3,500	23,423
CK Asset Holdings Ltd.	10,500	93,511
Deutsche Wohnen SE	688	33,385
Entra ASA(e)	2,412	36,429
Fabege AB	784	11,394
Godewind Immobilien AG(a)(b)(e)	5,808	24,181
Grainger PLC	8,574	26,422

Security	Shares	Value

Real Estate Management & Development (continued)
Inmobiliaria Colonial Socimi SA	4,066	$41,825
LEG Immobilien AG	515	63,286
Lend Lease Group	1,010	8,887
Mega Manunggal Property Tbk PT(a)	768,900	24,519
Mitsubishi Estate Co. Ltd.	3,200	58,064
Mitsui Fudosan Co. Ltd.	3,600	90,689
Sumitomo Realty & Development Co. Ltd.	500	20,745
Sun Hung Kai Properties Ltd.	4,000	68,763
Swire Properties Ltd.	5,600	24,102
Tokyu Fudosan Holdings Corp.	3,900	23,371
Vonovia SE	2,073	107,579
Wharf Real Estate Investment Co. Ltd.	7,000	52,169

		948,322

Road & Rail — 0.1%
MTR Corp. Ltd.	4,000	24,783

Total Common Stocks — 8.9% (Cost — $3,838,647)		4,349,464

Total Investments — 103.5% (Cost — $47,135,911)		50,959,481

Liabilities in Excess of Other Assets — (3.5)%		(1,700,301)

Net Assets — 100.0%		$49,259,180

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$17,201,161	$2,617,053	(b)	—	$19,818,214	$19,818,214	$73,243		$38,568	$2,008,077
BlackRock Advantage Emerging Markets Fund — Class K	288,485	46,425		(10,434)	324,476	3,381,037	—		(8,698)	281,749
BlackRock Cash Funds: Institutional, SL Agency Shares	1,249,787	430,476	(b)	—	1,680,263	1,680,935	1,404	(c)	133	420
BlackRock Cash Funds: Treasury, SL Agency Shares	467,926	811,631	(b)	—	1,279,557	1,279,557	3,519		—	—
BlackRock Tactical Opportunities Fund	102,371	8,737		(5,642)	105,466	1,461,753	—		1,489	21,388

2

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2035 Master Portfolio

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
CoreAlpha Bond Master Portfolio	$5,494,666	$909,569	(b)	—	$6,404,235	$6,404,235	$49,395	$40,398	$163,365
International Tilts Master Portfolio	$5,050,546	$1,225,578	(b)	—	$6,276,124	6,276,124	50,477	(8,965)	316,109
iShares Edge MSCI Multifactor International ETF	48,587	—		(12,063)	36,524	961,677	—	8,650	112,548
iShares Edge MSCI Multifactor USA ETF	29,879	1,568		—	31,447	975,800	3,608	—	97,450
iShares MSCI Canada ETF*	1,178	—		(1,178)	—	—	—	(607)	4,244
iShares MSCI EAFE Small-Cap ETF	24,627	—		—	24,627	1,414,575	—	—	138,404
iShares TIPS Bond ETF	10,594	2,851		—	13,445	1,520,226	320	—	41,208
Master Total Return Portfolio	$1,266,978	$168,906	(b)	—	$1,435,884	1,435,884	11,619	5,078	81,466

						$46,610,017	$193,585	$76,046	$3,266,428

*	No longer held by the LifePath Dynamic Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For LifePath Dynamic Master Portfolio compliance purposes, the LifePath Dynamic Master Portfolio industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
IDR	Indonesian Rupiah
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

3

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2035 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year U.S. Treasury Note	8	06/19/19	$994	$13,892
U.S. Treasury Ultra Bond	15	06/19/19	2,520	94,488
S&P/TSX 60 Index	5	06/20/19	716	5,329
E-Mini MSCI EAFE Index	4	06/21/19	373	394
Russell 2000 E-Mini Index	14	06/21/19	1,081	7,806
S&P 500 E-Mini Index	9	06/21/19	1,277	29,917

				$151,826

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,000	USD	9,227	Citibank N.A.	04/15/19	$6
AUD	27,000	USD	19,022	Citibank N.A.	04/15/19	155
AUD	11,000	USD	7,787	State Street Bank and Trust Co.	04/15/19	26
CAD	1,000	USD	749	Bank of America N.A.	04/15/19	—
GBP	3,000	USD	3,877	Barclays Bank PLC	04/15/19	33
HKD	6,000	USD	765	Citibank N.A.	04/15/19	—
IDR	120,236,000	USD	8,406	JPMorgan Chase Bank N.A.	04/15/19	13
ILS	22,000	USD	6,050	Goldman Sachs International	04/15/19	11
JPY	293,000	USD	2,640	Standard Chartered Bank	04/15/19	7
SEK	55,000	USD	5,920	BNP Paribas S.A.	04/15/19	1
USD	4,973	AUD	7,000	Deutsche Bank AG	04/15/19	1
USD	12,989	AUD	18,000	JPMorgan Chase Bank N.A.	04/15/19	205
USD	2,261	CAD	3,000	Bank of America N.A.	04/15/19	15
USD	2,272	CAD	3,000	Standard Chartered Bank	04/15/19	26
USD	755	CAD	1,000	State Street Bank and Trust Co.	04/15/19	6
USD	1,510	CAD	2,000	State Street Bank and Trust Co.	04/15/19	13
USD	17,232	CAD	23,000	State Street Bank and Trust Co.	04/15/19	15
USD	6,809	EUR	6,000	BNP Paribas S.A.	04/15/19	71
USD	4,561	EUR	4,000	Citibank N.A.	04/15/19	69
USD	14,908	EUR	13,000	Goldman Sachs International	04/15/19	309
USD	2,312	EUR	2,000	Nomura International PLC	04/15/19	66
USD	65,239	EUR	58,000	Royal Bank of Canada	04/15/19	105
USD	3,426	EUR	3,000	State Street Bank and Trust Co.	04/15/19	57
USD	34,587	EUR	30,000	State Street Bank and Trust Co.	04/15/19	897
USD	2,642	GBP	2,000	BNY Mellon	04/15/19	36
USD	26,143	GBP	20,000	JPMorgan Chase Bank N.A.	04/15/19	77
USD	11,825	GBP	9,000	Nomura International PLC	04/15/19	95
USD	1,319	GBP	1,000	State Street Bank and Trust Co.	04/15/19	16
USD	21,736	HKD	170,000	Barclays Bank PLC	04/15/19	71

4

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	52,125	HKD	409,000	Citibank N.A.	04/15/19	$2
USD	14,183	HKD	111,000	JPMorgan Chase Bank N.A.	04/15/19	37
USD	2,424	HKD	19,000	State Street Bank and Trust Co.	04/15/19	2
USD	36,102	IDR	514,451,000	State Street Bank and Trust Co.	04/15/19	83
USD	4,053	JPY	447,000	Goldman Sachs International	04/15/19	16
USD	11,208	JPY	1,213,000	Nomura International PLC	04/15/19	251
USD	4,047	JPY	447,000	State Street Bank and Trust Co.	04/15/19	10
USD	1,405	NOK	12,000	BNP Paribas S.A.	04/15/19	13
USD	1,412	NOK	12,000	Royal Bank of Canada	04/15/19	20
USD	4,302	NOK	37,000	State Street Bank and Trust Co.	04/15/19	10
USD	42,015	NOK	357,000	State Street Bank and Trust Co.	04/15/19	602
USD	978	SEK	9,000	Citibank N.A.	04/15/19	9
USD	7,676	SEK	71,000	Citibank N.A.	04/15/19	32
USD	4,650	SEK	43,000	State Street Bank and Trust Co.	04/15/19	20
USD	6,646	SGD	9,000	Citibank N.A.	04/15/19	3
USD	9,602	SGD	13,000	State Street Bank and Trust Co.	04/15/19	7
AUD	3,088,583	USD	2,173,352	Deutsche Bank AG	06/19/19	22,872
CAD	1,124,946	USD	837,995	Bank of America N.A.	06/19/19	5,442
JPY	51,012,696	USD	462,347	Bank of America N.A.	06/19/19	730
USD	992,823	EUR	877,603	Morgan Stanley & Co. International PLC	06/19/19	1,883

						34,446

AUD	8,000	USD	5,755	Deutsche Bank AG	04/15/19	(73)
AUD	55,000	USD	39,636	Goldman Sachs International	04/15/19	(573)
AUD	12,000	USD	8,541	State Street Bank and Trust Co.	04/15/19	(18)
CAD	4,000	USD	3,042	Citibank N.A.	04/15/19	(48)
CAD	7,000	USD	5,296	Goldman Sachs International	04/15/19	(56)
CHF	3,000	USD	3,057	Barclays Bank PLC	04/15/19	(41)
CHF	41,000	USD	42,149	Deutsche Bank AG	04/15/19	(923)
EUR	5,000	USD	5,687	Nomura International PLC	04/15/19	(72)
GBP	4,000	USD	5,316	Citibank N.A.	04/15/19	(102)
GBP	25,000	USD	33,219	JPMorgan Chase Bank N.A.	04/15/19	(636)
HKD	121,000	USD	15,462	Barclays Bank PLC	04/15/19	(42)
HKD	22,000	USD	2,812	Citibank N.A.	04/15/19	(8)
HKD	56,000	USD	7,159	Deutsche Bank AG	04/15/19	(22)
HKD	153,000	USD	19,536	Standard Chartered Bank	04/15/19	(37)
JPY	396,000	USD	3,601	BNP Paribas S.A.	04/15/19	(24)
JPY	743,000	USD	6,717	Citibank N.A.	04/15/19	(5)
JPY	652,000	USD	5,910	Goldman Sachs International	04/15/19	(20)
JPY	1,195,000	USD	11,061	Goldman Sachs International	04/15/19	(267)
JPY	2,876,000	USD	26,755	Goldman Sachs International	04/15/19	(777)
JPY	353,000	USD	3,189	JPMorgan Chase Bank N.A.	04/15/19	(1)
NOK	98,000	USD	11,465	Bank of America N.A.	04/15/19	(97)
NZD	8,000	USD	5,469	State Street Bank and Trust Co.	04/15/19	(20)
SEK	59,000	USD	6,581	JPMorgan Chase Bank N.A.	04/15/19	(229)
SEK	70,000	USD	7,779	Standard Chartered Bank	04/15/19	(243)
SEK	110,000	USD	12,385	State Street Bank and Trust Co.	04/15/19	(542)
SGD	23,000	USD	17,031	Barclays Bank PLC	04/15/19	(56)
SGD	7,000	USD	5,180	State Street Bank and Trust Co.	04/15/19	(14)
SGD	15,000	USD	11,078	State Street Bank and Trust Co.	04/15/19	(7)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,420	AUD	33,000	Citibank N.A.	04/15/19	$(18)
USD	16,826	GBP	13,000	State Street Bank and Trust Co.	04/15/19	(117)
USD	19,379	GBP	15,000	State Street Bank and Trust Co.	04/15/19	(171)
USD	1,022	JPY	114,000	Goldman Sachs International	04/15/19	(8)
USD	7,785	JPY	867,000	Goldman Sachs International	04/15/19	(47)
USD	69,357	JPY	7,732,000	Goldman Sachs International	04/15/19	(485)
USD	26,467	JPY	2,951,000	Nomura International PLC	04/15/19	(189)
USD	69,583	JPY	7,704,000	State Street Bank and Trust Co.	04/15/19	(6)
EUR	2,167,878	USD	2,452,082	Bank of America N.A.	06/19/19	(4,237)
USD	899,651	AUD	1,278,629	Bank of America N.A.	06/19/19	(9,554)
USD	558,684	CAD	750,000	Nomura International PLC	06/19/19	(3,634)
USD	788,569	JPY	87,006,417	Deutsche Bank AG	06/19/19	(1,247)

						(24,666)

						$9,780

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

6

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2035 Master Portfolio

Fair Value Hierarchy as of Period End (Continued)

The following table summarize the LifePath Dynamic Master Portfolio investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$8,194,841	$—	$—	$8,194,841
Fixed Income Fund	1,520,226	—	—	1,520,226
Short-Term Securities	2,960,492	—	—	2,960,492
Common Stocks:
Capital Markets	8,892	—	—	8,892
Equity Real Estate Investment Trusts (REITs)	2,515,968	721,129	—	3,237,097
Hotels, Restaurants & Leisure	42,167	—	—	42,167
Household Durables	20,500	—	—	20,500
Interactive Media & Services	—	32,548	—	32,548
IT Services	35,155	—	—	35,155
Real Estate Management & Development	50,603	897,719	—	948,322
Road & Rail	—	24,783	—	24,783

Subtotal	$15,348,844	$1,676,179	$—	$17,025,023

Investments Valued at net asset value (“NAV”)(a)				33,934,458

Total Investments				$50,959,481

Derivative Financial Instruments (b)
Assets:
Equity contracts	$43,446	$—	$—	$43,446
Forward foreign currency contracts	—	34,446	—	34,446
Interest rate contracts	108,380	—	—	108,380
Liabilities:
Forward foreign currency contracts	—	(24,666)	—	(24,666)

	$151,826	$9,780	$—	$161,606

(a)	As of March 31, 2019, certain of the LifePath Dynamic Master Portfolio were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

7